Leases - Summary of Movement of Lease Liabilities (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Opening Balance		$ 280,869	$ 288,307
Lease additions and modifications		311,986	292,126
Interest charged for the year		8,678	10,462
Disposals		0	(76,123)
Interest expense paid for the year	[1]	(211,974)	(222,536)	$ (214,378)
Interest paid for the year		(8,818)	(9,712)
Foreign exchange adjustments		12,081	(1,655)
Closing Balance		$ 392,822	$ 280,869	$ 288,307

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 16 to the financial statements. • Fair value movement of warrant liability disclosed in Note 15 to the financial statements. • Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.